SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 12—SUBSEQUENT EVENTS

        On October 28, 2011, the FDA approved the Company's New Drug Application, or NDA, for its lead product candidate, EXPAREL, a liposome injection of bupivacaine, an amide-type local anesthetic, indicated for administration into the surgical site to produce postsurgical analgesia.

        Tranche A of the Hercules Credit Facility is guaranteed by certain of the Company's investors which guarantee is limited to each investor's pro rata portion of the outstanding principal and accrued and unpaid interest of Tranche A under the Hercules Credit Facility, but in no event exceeding $11.3 million in the aggregate. The Hercules loan agreement provides that, upon the occurrence of certain circumstances and upon the Company's request, the investors' guarantee may be terminated and released. On October 28, 2011, the Company met the required conditions and requested the release of the guaranty. Upon the release of the investors' guaranty, the interest rate on the Tranche A portion of the term loan will increase to a floating per annum interest rate equal to 11.00% plus the amount, if any, by which the prime rate exceeds 4.00%. In addition, the Company also elected to extend the interest only period from November 30, 2011 to February 28, 2012.

        On October 18, 2011, a development milestone was triggered pursuant to the Novo Agreement (see Note 9), which entitles the Company to a $2.0 million cash payment.

18. SUBSEQUENT EVENTS

  Initial Public Offering

        In February 2011, we completed our initial public offering of our common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-170245) that was declared effective on February 2, 2011. Under the registration statement, we registered the offering and sale of an aggregate of 6,900,000 shares of our common stock. An aggregate of 6,000,000 shares of common stock registered under the registration statement were sold at a price to the public of $7.00 per share. Barclays Capital Inc. and Piper Jaffray & Co. acted as joint book running managers of the offering and as representatives of the underwriters. The offering commenced on February 3, 2011 and closed on February 8, 2011. The over-allotment option was not exercised by the underwriters. As a result of our IPO, we raised a total of $42.0 million in gross proceeds, and approximately $37.1 million in net proceeds after deducting approximately $4.9 million in underwriting discounts and commissions and estimated offering expenses.

        Upon the closing of the initial public offering, all outstanding Series A convertible preferred stock and the principal and accrued interest balance on the 2009 Convertible Notes, 2009 Secured Notes, 2010 Secured Notes, December 2010 Convertible Notes, and HBM Secured Notes were converted into 10,658,845 shares of common stock, as shown in the table below. Prior to the closing initial public offering, the second closing of the December 2010 Convertible Notes was not consummated.

Conversion Shares
Series A convertible preferred stock	6,322,640
2009 Convertible Notes	871,635
2009 Secured Notes	927,881
2010 Secured Notes	1,156,606
HBM Secured Notes	308,655
December 2010 Convertible Notes	1,071,428

  2011 Plan

        The Company's 2011 stock incentive plan, or the 2011 Plan, which became effective immediately prior to the completion of the Company's initial public offering, was adopted by its board of directors and approved by its stockholders in December 2010. The 2011 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards and other stock-based awards. The sum of (up to 2,546,657 shares) (x) the number of shares of its common stock reserved for issuance under the 2007 Plan at such time, and (y) the number of shares of its common stock subject to awards granted under the 2007 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company pursuant to a contractual repurchase right, are reserved for issuance under the 2011 Plan. In addition, the 2011 Plan contains an "evergreen" provision, which allows for an increase in the number of shares available for issuance under the 2011 Plan on the first day of each calendar year from 2012 through 2015.

  Novo Nordisk Development and License Agreement

        In January 2011, the Company entered into an agreement with Novo Nordisk A/S, or Novo, pursuant to which it granted non-exclusive rights to Novo under certain of its patents and know-how to develop, manufacture and commercialize formulations of a Novo proprietary drug using the Company's DepoFoam drug delivery technology. Under this agreement, the Company agreed to undertake specified development and technology transfer activities and to manufacture pre-clinical and certain clinical supplies of such DepoFoam formulated Novo product until the completion of such technology transfer activities. Novo is obligated to pay for all costs incurred by the Company in conducting such development, manufacturing and technology transfer activities. The Company received a one-time upfront payment of $1.5 million from Novo. The Company is also entitled to receive single-digit royalties on sales of such Novo product for up to twelve years following the first commercial sale of such Novo product. In addition, the Company is entitled to receive up to $24 million in milestone payments based on achievement of specified development events, and up to an additional $20 million in milestone payments based on sales of such Novo product exceeding specified amounts. Each party has the right to terminate the agreement for an uncured material breach by the other party or in connection with the other party's bankruptcy or similar event. In addition, Novo has the right to terminate the agreement for convenience at any time upon sixty (60) days notice prior to commercialization of such Novo product and upon ninety (90) days notice thereafter, subject to Novo's payment of a specified termination fee if, after initiation of the technology transfer but prior to commercialization, Novo terminates the agreement other than for certain specified reasons. The Company also has the right to terminate the agreement if (1) Novo decides to discontinue or terminate the development or commercialization of such Novo product, (2) such Novo product no longer has regulatory approval in any market, or (3) Novo or any of its affiliates or sublicensees of such Novo product challenges the validity or enforceability of any of the licensed patents.